FINANCIAL INSTRUMENTS - Narrative (Details) - Fair value - Level 1 € in Millions	Dec. 31, 2020 EUR (€)
Constellium SE Senior Notes Due 2024
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	102.00%
Senior notes issued	€ 333
Constellium SE Senior Unsecured Notes Ddue 2025
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	102.00%
Senior notes issued	€ 543
Constellium SE Senior Notes Due 2026
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	103.00%
Senior notes issued	€ 830
Constellium SE Senir Notes Due 2028
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	108.00%
Senior notes issued	€ 285